CREDIT RISK AND CONCENTRATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CREDIT RISK AND CONCENTRATION
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio	10.00%
Credit risk and concentration
Number of levels of operations	3
Accounts receivable balances	15,000,000	20,168,000
Credit risk concentration | Cash, cash equivalents and short-term investments | Countries outside US
Credit risk and concentration
Cash and cash equivalents and short-term investments	94,500,000	205,200,000
Credit risk concentration | Cash, cash equivalents and short-term investments | China | Subsidiary
Credit risk and concentration
Cash and cash equivalents and short-term investments	49,300,000	134,100,000
Customer concentration | Accounts receivable | Affiliates of Softbank
Credit risk and concentration
Concentration of risk (as a percent)	80.00%	42.00%
Customer concentration | Accounts receivable | China government affiliated entities
Credit risk and concentration
Accounts receivable balances	6,300,000	32,800,000
Customer concentration | Net revenues | Affiliates of Softbank
Credit risk and concentration
Concentration of risk (as a percent)	49.00%	29.00%	16.00%
Customer concentration | Net revenues | China government affiliated entities
Credit risk and concentration
Concentration of risk (as a percent)	42.00%	45.00%	53.00%
Country risks | Net revenues | China
Credit risk and concentration
Concentration of risk (as a percent)	21.00%	49.00%	57.00%